General Information	12 Months Ended
Dec. 31, 2020
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

a.	General

Enlivex Therapeutics Ltd. (the “Parent” and, including its consolidated subsidiaries, “we”, “us”, “our” or the “Company”) is a clinical-stage immunotherapy company originally incorporated on January 22, 2012 under the laws of the State of Israel as Bioblast Pharma Ltd. On March 26, 2019, upon consummation of a merger transaction between the Parent and Enlivex Therapeutics R&D Ltd., (“Enlivex R&D”, formerly known as Enlivex Therapeutics Ltd.), pursuant to which a wholly owned subsidiary of the Parent merged with and into Enlivex R&D (the “Merger”), the Parent changed its name to Enlivex Therapeutics Ltd. The Merger has been treated as a reverse recapitalization of the Parent for financial accounting and reporting purposes; and Enlivex R&D was treated as the acquirer and the Parent was treated as the acquired entity.

As a result of the Merger, the financial statements of the Company prior to the Merger are the historical financial statements of Enlivex R&D whereas the financial statements of the Company after the Merger reflect the results of the consolidated operations.

Enlivex R&D was incorporated in September 2005 under the laws of the State of Israel. The Company is a clinical stage immunotherapy company, developing AllocetraTM, a universal, off-the-shelf cell therapy designed to reprogram macrophages into their homeostatic state. Resetting non-homeostatic macrophages into their homeostatic state is critical for immune system rebalancing and resolution of life-threatening conditions. Non-homeostatic macrophages contribute significantly to the severity of the certain diseases, which include solid tumors, sepsis, COVID-19, and others.

The AllocetraTM concept has been based on the discoveries of Professor Dror Mevorach, an expert on immune activity, macrophage activation and clearance of dying (apoptotic) cells, in his laboratory in the Hadassah University Hospital located in the State of Israel.

In January 2015, Bioblast Pharma Inc. was established in the State of Delaware as a wholly owned subsidiary of the Parent. On July 1, 2020 Bioblast Pharma Inc changed its name to Enlivex Therapeutics Inc.

The Company’s ordinary shares, NIS 0.40 per share (“Ordinary Shares” or “ordinary shares”), are traded under the symbol “ENLV” on both the Nasdaq Capital Market and on the Tel Aviv Stock Exchange.

b.	Financial resources

The Company devotes substantially all of its efforts toward research and development activities and raising capital. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Research and development activities have required significant capital investment since the Company’s inception. The Company expects its operations to continue to require cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has not generated any revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company’s has experienced net losses since its inception, and, as of December 31, 2020, had accumulated deficit of $37.5 million.

The Company raised $29.5 million (before deducting placement agent fees and offering expenses) in conjunction with securities offerings during 2020 and additional $8.6 million from exercises of options and warrants. However, the Company expects to continue to incur additional losses for at least the next several years and over that period the Company will need to raise additional debt or equity financing or enter into partnerships to fund its development. If the Company is not able to achieve its funding requirements, it may be required to reduce discretionary spending, may not be able to continue the development of its product candidates or may be required to delay part of its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives.

There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms. The ability of the Company to transition to profitability in the longer term is dependent on developing products and product revenues to support its expenses.

The Company’s management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products for at least twelve months from the filing of the Company’s Annual Report on Form 20-F for the year ended December 31, 2020, of which these audited consolidated financial statements form a part. The Company may determine, however, to raise additional capital during such period as its Board of Directors deems prudent.

The Company’s management plans to finance the Company’s operations with issuances of its equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for its long-term development. The Company’s ability to continue to operate in the long term is dependent upon additional financial support.

Based on the Company’s current assessment, the Company does not expect any material impact on its development timeline or its liquidity due to currently ongoing COVID-19 pandemic. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, will depend on future developments that are highly uncertain as of the date of issuance of these consolidated financial statements. Actual results could differ from the Company’s estimates.